Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Consolidated net income (loss)	$ (1,446)	$ 179	$ 570
Discontinued operations	(120)	88	77
Net income (loss) from continuing operations	(1,326)	91	493
Non-cash items:
Depreciation and amortization of assets	1,117	1,045	982
Impairment losses of longed-lived assets	1,520	64	62
Share of profit of equity accounted investees	(49)	(49)	(34)
Results on sale of subsidiaries, other disposal groups and others	(4)	(49)	(13)
Financial expense, financial income and other items, net	887	782	724
Income taxes	52	162	224
Changes in working capital, excluding income taxes	197	98	(55)
Cash flow provided by operating activities from continuing operations	2,394	2,144	2,383
Interest and coupons on perpetual debentures paid	(703)	(694)	(741)
Income taxes paid	(128)	(168)	(207)
Net cash flow provided by operating activities from continuing operations	1,563	1,282	1,435
Net cash flow provided by operating activities from discontinued operations	15	71	132
Net cash flows provided by operating activities	1,578	1,353	1,567
INVESTING ACTIVITIES
Purchase of property, machinery and equipment, net	(538)	(651)	(601)
Disposal (acquisition) of subsidiaries and other disposal groups, net	628	500	(26)
Intangible assets	(53)	(116)	(187)
Non-current assets and others, net	51	5	(1)
Net cash flows used in investing activities	88	(262)	(815)
FINANCING ACTIVITIES
Proceeds from new debt instruments	4,210	3,331	2,325
Debt repayments	(4,572)	(3,284)	(2,745)
Other financial obligations, net	(794)	(233)	(578)
Share repurchase program	(83)	(50)	(75)
Decrease in non-controlling interests	(105)	(31)
Derivative financial instruments	12	(56)	20
Securitization of trade receivables	(26)	(6)	32
Dividends paid		(150)
Non-current liabilities, net	(138)	(96)	(142)
Net cash flows used in financing activities	(1,496)	(575)	(1,163)
Increase (decrease) in cash and cash equivalents from continuing operations	155	445	(543)
Increase in cash and cash equivalents from discontinued operations	15	71	132
Foreign currency translation effect on cash	(8)	(37)	21
Cash and cash equivalents at beginning of period	788	309	699
CASH AND CASH EQUIVALENTS AT END OF PERIOD	950	788	309
Changes in working capital, excluding income taxes:
Trade receivables	25	(8)	15
Other accounts receivable and other assets	(22)	33	(82)
Inventories	24	96	(148)
Trade payables	20	(41)	231
Other accounts payable and accrued expenses	150	18	(71)
Changes in working capital, excluding income taxes	$ 197	$ 98	$ (55)